UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 143.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	719	$717,589
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	758	762,900
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	929	932,304
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	325	325,245
Term Loan - Second Lien, 9.25%, Maturing July 18, 2019(3)	448	358,381
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,131	2,125,664
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	344	345,848
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,326	5,305,538
Term Loan, 3.75%, Maturing June 4, 2021	2,050	2,038,102

		$12,911,571

Automotive — 5.8%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,303	$1,307,609
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,943	2,937,216
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	2,492	2,502,154
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,458	5,461,212
Term Loan, 3.25%, Maturing December 31, 2018	2,319	2,303,243
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	700	697,812
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,095	1,098,604
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	4,350	4,347,281
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,484,084
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	1,025	1,024,817
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	1,852	1,854,876
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	950	950,000
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	889	886,296

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	2,998	$2,997,886
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,175	1,165,636

		$37,018,726

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	487	$489,642

		$489,642

Building and Development — 1.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,390	$1,378,645
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	670	669,519
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,675	1,664,357
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,067	1,062,670
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,807	1,801,720
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	988	984,040
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	539	540,399
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	681	685,922

		$8,787,272

Business Equipment and Services — 12.2%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	4,933	$4,954,972
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,055	1,983,377
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	474	474,405
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,896	1,865,419
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	920	906,339
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,188	1,190,806
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	493	490,299
Ceridian Corp.
Term Loan, 4.16%, Maturing May 9, 2017	652	653,120
Term Loan, 4.50%, Maturing September 14, 2020	680	681,688
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017	1,790	1,803,467
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	1,047	1,050,430

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		520	$523,264
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,016,875
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,015	1,006,454
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,268	1,471,185
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,688	2,697,334
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,617	1,613,660
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		2,047	2,050,178
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		841	849,200
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		121	120,851
Term Loan, 4.00%, Maturing November 6, 2020		474	472,416
Term Loan, 4.75%, Maturing November 6, 2020	CAD	695	633,776
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,773	1,770,134
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,180	2,159,703
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,340	1,342,109
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,400	1,845,278
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		1,000	1,002,188
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,098	3,090,709
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,689	2,697,047
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,263,584
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,629	1,632,232
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,107	1,073,669
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,325	1,326,976
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,998	5,967,778
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,150	1,163,656
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	511,250
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		750	749,360
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		2,675	2,658,281
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		893	893,885
Term Loan, 4.00%, Maturing March 8, 2020		7,758	7,759,212
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,134	1,142,632
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		4,663	4,652,820

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		131	$132,189
Term Loan, 6.00%, Maturing July 28, 2017		672	675,318
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		346	345,625
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,555	3,521,867

			$77,887,017

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		854	$847,001
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,678	2,666,870
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,485	1,462,725
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		1,205	1,205,114
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		1,293	1,270,511
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		1,692	1,697,293
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,089	1,075,048
Term Loan, 3.75%, Maturing June 30, 2021		975	970,271
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		888	886,046
Term Loan, 3.75%, Maturing June 30, 2021		550	546,333
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,148	1,153,554
Term Loan, 4.50%, Maturing May 21, 2020		1,327	1,333,378
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		809	780,122
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	4,346	5,738,396
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		5,525	5,459,391
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,739,492
Ziggo B.V.
Term Loan, 2.75%, Maturing January 15, 2022(4)	EUR	34	44,480
Term Loan, 2.75%, Maturing January 15, 2022(4)	EUR	494	643,475
Term Loan, 2.75%, Maturing January 15, 2022(4)	EUR	698	910,354
Term Loan, 3.50%, Maturing January 15, 2022	EUR	36	47,445
Term Loan, 3.50%, Maturing January 15, 2022	EUR	390	508,553
Term Loan, 3.50%, Maturing January 15, 2022	EUR	622	811,016

			$32,796,868

Chemicals and Plastics — 6.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		310	$310,365
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		161	161,033

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,549	$2,552,753
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020		4,084	4,066,451
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		763	768,411
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		575	574,784
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	625,391
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,000	2,004,166
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		2,200	2,189,000
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,658	4,634,915
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		324	325,363
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		842	838,432
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,200	2,202,737
Momentive Performance Materials Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		275	275,770
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		102	103,045
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		963	964,906
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		625	626,562
Term Loan, Maturing July 25, 2021(2)	EUR	1,075	1,416,910
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		769	767,745
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,005,200
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		1,377	1,374,209
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,305	1,305,241
Schoeller Arca Systems Holding B.V.
Term Loan, 4.81%, Maturing December 18, 2014	EUR	72	86,402
Term Loan, 4.81%, Maturing December 18, 2014	EUR	206	246,349
Term Loan, 4.81%, Maturing December 18, 2014	EUR	222	265,096
Solenis International, LP
Term Loan, 4.50%, Maturing July 2, 2021	EUR	1,075	1,405,434
Term Loan, 4.25%, Maturing July 31, 2021		325	323,538
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		580	583,923
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		3,212	3,212,851
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,228	4,238,801
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,027	1,025,411

			$40,481,194

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 1.2%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing June 18, 2021(2)		375	$375,352
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,136	3,120,584
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,095	1,448,005
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,141	1,137,665
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, Maturing September 2, 2021(2)		1,325	1,333,116

			$7,414,722

Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,370	$2,329,452
Term Loan, 3.75%, Maturing January 6, 2021		748	739,174
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		450	448,875
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,412	1,418,774
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		3,669	3,668,166
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		666	664,897

			$9,269,338

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		240	$239,284
Term Loan, Maturing September 3, 2021(2)		725	727,900
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,343	1,341,991
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,371	2,283,936

			$4,593,111

Drugs — 2.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		419	$416,691
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		610	603,683
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		449	447,227
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		873	875,352
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		500	508,750
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		3,603	3,588,563
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,784	1,781,536
Term Loan, 3.75%, Maturing December 11, 2019		2,774	2,769,752

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.75%, Maturing August 5, 2020		3,543	$3,538,370
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017		1,780	1,773,202

			$16,303,126

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		2,167	$2,138,558
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		950	965,438
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.64%, (3.14% Cash, 3.50% PIK), Maturing March 31, 2016(3)	GBP	561	302,540

			$3,406,536

Electronics/Electrical — 12.3%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,828	$1,834,510
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		720	719,338
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		878	885,178
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		800	813,000
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,195	3,226,015
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		1,000	1,013,333
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		6,875	6,877,454
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		925	948,125
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		798	790,020
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		416	417,041
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,288	1,261,380
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		525	523,646
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		621	620,867
Term Loan, 4.50%, Maturing April 29, 2020		9,405	9,446,978
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		3,799	3,791,384
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		550	546,104
Evergreen Skills Lux S.a.r.l.
Term Loan, 4.50%, Maturing April 28, 2021		1,625	1,606,719
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		933	938,316
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		889	895,971
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		2,190	2,186,843

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	4,864	$4,852,215
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	520	521,897
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,845	6,794,076
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	575	578,594
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,544	1,552,394
MH Sub I, LLC
Term Loan, 2.00%, Maturing July 8, 2021(4)	93	93,341
Term Loan, 5.00%, Maturing July 8, 2021	857	858,738
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,413	1,404,421
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	500	496,250
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	773	768,714
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	248,438
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,438	1,440,800
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	756,562
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,612	5,547,418
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	650	625,084
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	773	776,284
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	526	531,596
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	661	667,231
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,455	1,449,732
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,350	1,354,934
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	950	949,406
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	605	610,851
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020	1,037	1,040,763
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	1,000	999,375
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,064	1,065,133
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,674	1,673,913
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,294	1,299,175

		$78,299,557

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.9%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	2,725	$2,716,825
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	3,167	3,170,625

		$5,887,450

Financial Intermediaries — 6.5%
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,000	$997,800
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	1,002,500
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,287	2,292,880
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	591	584,935
First Data Corporation
Term Loan, 3.66%, Maturing March 23, 2018	5,061	5,014,706
Term Loan, 3.66%, Maturing September 24, 2018	2,100	2,078,563
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,368	1,358,149
Guggenheim Partners, LLC
Term Loan, 4.00%, Maturing July 22, 2020	1,493	1,488,677
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	594	595,743
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	961	950,372
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,188	1,176,120
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	4,212	4,183,223
Medley LLC
Term Loan, 6.50%, Maturing May 15, 2019	625	621,875
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	636	637,138
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	469	462,378
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	6,728	6,727,095
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	150	150,371
Term Loan, 6.25%, Maturing September 4, 2018	819	822,907
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	4,358	4,313,145
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	1,467	1,410,503
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	992	994,898
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	296	294,306
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	721	728,589

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		2,566	$2,512,830

			$41,399,703

Food Products — 6.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,026	$4,045,847
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		661	649,673
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		3,734	3,675,508
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		1,449	1,452,043
Charger OpCo B.V.
Term Loan, Maturing June 30, 2021(2)	EUR	800	1,035,229
Term Loan, Maturing July 23, 2021(2)		2,400	2,370,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		1,089	1,097,167
CSM Bakery Solutions LLC
Term Loan, 5.00%, Maturing July 3, 2020		1,139	1,136,602
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		796	788,040
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		224	223,129
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,433	1,429,799
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		10,516	10,520,875
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		948	946,440
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		969	966,166
Term Loan, 3.75%, Maturing September 18, 2020		1,737	1,730,883
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		6,809	6,794,588
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		769	761,336
Term Loan, 3.25%, Maturing April 29, 2020		3,611	3,576,694
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		625	625,703

			$43,825,722

Food Service — 4.0%
Aramark Corporation
Term Loan, 3.66%, Maturing July 26, 2016		348	$346,904
Term Loan, 3.73%, Maturing July 26, 2016		194	193,509
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		299	299,618
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		102	101,875
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,849	2,850,142

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		823	$817,794
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		518	518,395
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,097	1,443,759
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,140	1,144,532
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		3,346	3,295,730
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,682	2,682,387
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		733	720,295
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		456	448,117
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		297	293,659
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,505	4,503,095
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,530	5,953,159

			$25,612,970

Food/Drug Retailers — 4.9%
Albertson’s Holdings LLC
Term Loan, Maturing August 25, 2019(2)		2,500	$2,502,082
Term Loan, Maturing August 25, 2021(2)		1,000	1,002,396
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		2,452	2,457,792
Alliance Boots Holdings Limited
Term Loan, 3.55%, Maturing July 10, 2017	EUR	1,000	1,314,681
Term Loan, 3.98%, Maturing July 10, 2017	GBP	7,000	11,623,855
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		4,765	4,722,897
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		1,175	1,171,145
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		491	492,887
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		2,549	2,539,738
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	507,344
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		3,016	2,998,034

			$31,332,851

Health Care — 15.1%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		1,175	$1,176,459
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		3,724	3,717,546
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		2,356	2,354,463

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		1,095	$1,098,051
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		675	675,591
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		2,831	2,843,447
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		493	495,578
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		7,807	7,806,782
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		643	642,811
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		37	36,632
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		935	935,969
Community Health Systems, Inc.
Term Loan, 3.48%, Maturing January 25, 2017		1,844	1,844,740
Term Loan, 4.25%, Maturing January 27, 2021		7,650	7,682,298
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		1,125	1,115,156
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		3,575	3,572,751
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		1,558	1,560,202
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		2,003	2,001,563
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		111	111,218
Term Loan, 4.25%, Maturing August 31, 2020		369	369,454
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		3,542	3,549,444
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021		5,287	5,257,012
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,669	1,661,110
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		1,839	1,841,967
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,139	1,138,637
Term Loan, 7.75%, Maturing May 15, 2018		2,463	2,459,522
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		975	967,993
Term Loan, 4.50%, Maturing March 11, 2021	EUR	325	427,123
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		1,650	1,642,781
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		5,107	5,092,141
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		2,158	2,060,710
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,250	1,247,559
Term Loan, 3.50%, Maturing March 19, 2021		1,696	1,691,394

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	421	$420,374
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	2,325	2,330,794
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	667	670,978
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	485	486,607
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	599	599,248
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	3,018	3,026,095
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,816	1,819,848
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,500	3,504,616
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	2,142	2,146,124
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,414	1,413,429
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	2,002	2,000,364
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	1,475	1,489,750
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	471	470,822
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	756	757,751
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	250	250,000
Term Loan, 3.75%, Maturing June 1, 2018	1,275	1,268,625
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	971	965,180
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,575	1,579,820
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,818	1,815,446
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	323	323,052

		$96,417,027

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	274	$272,027
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,794	1,796,420
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	1,678	1,673,501

		$3,741,948

Industrial Equipment — 4.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	1,785	$1,757,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,225	$1,230,604
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,011,875
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,035	2,032,222
Term Loan, 4.75%, Maturing July 30, 2020	EUR	447	589,777
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,867	1,854,501
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		950	951,584
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,100	3,101,293
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		750	757,500
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		569	567,651
NN, Inc.
Term Loan, Maturing August 13, 2021(2)		750	746,250
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		795	798,344
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,087	5,065,219
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,517	1,508,020
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,158	1,154,641
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		324	325,251
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		905	903,600
Terex Corporation
Term Loan, 4.00%, Maturing July 31, 2021	EUR	1,750	2,308,035
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		375	375,133
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		474	474,849

			$27,513,644

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		2,167	$2,165,267
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		5,375	5,384,156
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		945	944,777
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		9,418	9,460,964
Term Loan, 4.25%, Maturing July 8, 2020		1,064	1,063,394
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,150	1,190,610
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		545	509,108
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,010	1,000,771

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	1,000	$1,002,031
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	3,102	3,081,441
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,639	2,632,158

		$28,434,677

Leisure Goods/Activities/Movies — 5.2%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	1,103	$1,102,802
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,583	3,567,501
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	1,010	1,007,311
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	2,573	2,558,099
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	200	199,917
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,118	1,124,549
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	2,756	2,754,508
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	466	467,390
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,075	1,069,625
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,914	2,908,192
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	1,571	1,574,663
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,305	1,301,047
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	3,123	2,987,844
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	1,600	1,602,089
SONIFI Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	1,313	564,682
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	2,012	1,989,669
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,368	1,186,848
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	520	517,964
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	1,017,500
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	596	581,464
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,177	3,148,344

		$33,232,008

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		457	$458,005
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,050	3,028,080
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		825	838,406
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		531	528,912
Caesars Entertainment Operating Company
Term Loan, 6.95%, Maturing March 1, 2017		1,370	1,285,932
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		887	886,976
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,950	3,974,688
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	2,850	4,756,070
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		157	159,063
Term Loan, 5.50%, Maturing November 21, 2019		366	371,147
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		6,199	6,165,760
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,250	1,249,955
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,709	2,696,618
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		868	865,797
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		546	544,852
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021		750	751,523
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		4,030	3,986,575
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		397	396,669

			$32,945,028

Nonferrous Metals/Minerals — 2.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		889	$845,702
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,952	3,853,527
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		2,258	2,267,534
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		1,521	1,533,949
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,124	1,096,022
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,973	2,969,283
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		499	499,789
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		875	890,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	$495,625
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,834	1,748,604

		$16,200,894

Oil and Gas — 5.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,287	$1,294,269
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,800	2,859,500
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,863	1,873,806
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,100	1,107,563
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,089	1,110,370
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,200	1,208,000
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,142	1,142,919
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,197	1,202,985
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,207	8,205,876
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,172	1,180,905
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	950	940,500
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	453	451,427
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,950	1,933,111
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,107	4,048,625
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	575	576,258
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	40	40,067
Term Loan, 4.25%, Maturing December 16, 2020	107	107,433
Term Loan, 4.25%, Maturing December 16, 2020	773	772,301
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	179	179,802
Term Loan, 4.25%, Maturing September 25, 2019	294	294,369
Term Loan, 4.25%, Maturing October 1, 2019	2,215	2,221,515
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,710	1,712,708
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,279	3,291,124

		$37,755,433

Publishing — 4.5%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	839	$841,473

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	1,155	$1,158,609
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,418	1,430,281
Flint Group SA
Term Loan, 5.38%, Maturing December 31, 2016	1,474	1,473,586
Term Loan, 5.38%, Maturing December 31, 2016	1,672	1,671,807
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,319	5,037,168
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,775	1,782,100
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	8,997	8,777,233
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	782	788,505
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,160	1,161,295
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	725	734,176
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	399	399,332
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 3, 2014(5)	431	362,221
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	645	651,576
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,139	1,146,327
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021	1,239	1,234,839

		$28,650,528

Radio and Television — 3.1%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	475	$473,812
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016	20	19,617
Term Loan, 6.91%, Maturing January 30, 2019	1,132	1,114,127
Term Loan, 7.66%, Maturing July 30, 2019	364	363,555
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,825	4,814,134
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	437	437,103
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	325	324,553
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	734	735,601
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	619	618,401
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	718	713,998
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	814	809,685

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Raycom TV Broadcasting, Inc.
Term Loan, 3.75%, Maturing August 4, 2021		970	$973,637
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		568	560,865
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		2,153	2,131,700
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		5,455	5,430,035

			$19,520,823

Retailers (Except Food and Drug) — 8.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,053	$2,054,227
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	400	657,697
Term Loan, 4.31%, Maturing April 28, 2020	GBP	325	536,177
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,655	2,645,128
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing July 17, 2021		550	546,047
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,161	5,106,045
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		717	703,596
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		735	736,411
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,238	1,240,284
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		4,024	4,058,330
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,192	3,139,134
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,900	1,858,139
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,600	1,610,741
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,814	2,786,231
Term Loan, 4.00%, Maturing January 28, 2020		1,100	1,094,844
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,739	4,711,404
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,490	2,467,313
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		517	516,317
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,326	2,323,022
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		998	880,294
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		575	575,000
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,951	1,955,749

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.25%, Maturing August 7, 2019		662	$663,843
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		574	570,695
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,781	2,764,949
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		893	867,011
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,442	1,437,701
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(6)	EUR	29	14,736
Term Loan, 0.00%, Maturing March 9, 2015(6)	EUR	62	32,219
Term Loan, 0.00%, Maturing March 9, 2015(6)	EUR	1,347	695,349
Term Loan, 0.00%, Maturing March 8, 2016(6)	EUR	18	9,491
Term Loan, 0.00%, Maturing March 8, 2016(6)	EUR	71	36,714
Term Loan, 0.00%, Maturing March 8, 2016(6)	EUR	440	227,278
Term Loan, Maturing July 24, 2019(2)	EUR	418	608,581
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		653	619,498

			$50,750,195

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014		1,154	$1,159,488
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		6,857	6,840,760
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	739	1,227,330
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		750	747,499
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		466	464,652
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,542	1,522,329
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		1,535	1,535,895

			$13,497,953

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		2,019	$2,012,940
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,746	1,742,352
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,322	1,323,339

			$5,078,631

Telecommunications — 4.0%
Arris Group, Inc.
Term Loan, 3.25%, Maturing April 17, 2020		775	$770,003
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		420	417,851

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	8,350	$8,313,469
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	1,175	1,180,141
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	2,000	1,984,376
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,333	1,323,927
Term Loan, 4.00%, Maturing April 23, 2019	2,016	1,999,889
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	7,645	7,602,922
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	2,022	2,019,151

		$25,611,729

Utilities — 2.3%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,139	$1,117,628
Term Loan, 3.25%, Maturing January 31, 2022	421	415,103
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	1,043	1,043,588
Term Loan, 4.00%, Maturing April 1, 2018	3,072	3,075,268
Term Loan, 4.00%, Maturing October 9, 2019	933	933,434
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,066	1,066,154
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	620	621,104
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	400	404,250
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,925	1,934,425
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	644	644,508
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	670	673,568
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	16	16,076
Term Loan, 4.25%, Maturing May 6, 2020	308	302,995
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing July 16, 2021	450	451,969
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	250	251,406
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 3.75%, Maturing May 5, 2016	480	483,451
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	448	448,030
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	800	801,000

		$14,683,957

Total Senior Floating-Rate Interests (identified cost $917,740,820)		$911,751,851

Corporate Bonds & Notes — 12.0%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	45	$46,125
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	75	75,563
GenCorp, Inc.
7.125%, 3/15/21	50	54,125
TransDigm, Inc.
7.50%, 7/15/21	10	10,975
6.00%, 7/15/22(7)	85	86,594
6.50%, 7/15/24(7)	65	66,706

		$340,088

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,700
Chrysler Group, LLC
8.25%, 6/15/21	200	224,500
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	79,050
3.25%, 5/15/18	10	10,100
Navistar International Corp.
8.25%, 11/1/21	105	109,331

		$443,681

Beverage and Tobacco — 0.0%(8)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$79,187
4.25%, 5/1/23	100	101,250
Cott Beverages, Inc.
5.375%, 7/1/22(7)	70	69,738

		$250,175

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$58,266
E*TRADE Financial Corp.
6.375%, 11/15/19	45	48,487
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	35	36,400

		$143,153

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	55	$58,644

Security	Principal Amount* (000’s omitted)	Value
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	15	$15,712
HD Supply, Inc.
8.125%, 4/15/19	40	43,800
7.50%, 7/15/20	110	118,800
Interline Brands, Inc.
10.00%, 11/15/18(9)	140	148,750
Nortek, Inc.
10.00%, 12/1/18	90	95,850
8.50%, 4/15/21	50	54,625
USG Corp.
5.875%, 11/1/21(7)	40	42,000

		$578,181

Business Equipment and Services — 0.1%
ADT Corp. (The)
6.25%, 10/15/21	35	$37,100
Ceridian, LLC/Comdata, Inc.
8.125%, 11/15/17(7)	45	45,720
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,550
IMS Health, Inc.
6.00%, 11/1/20(7)	80	84,300
Iron Mountain, Inc.
6.00%, 8/15/23	95	101,888
Modular Space Corp.
10.25%, 1/31/19(7)	15	15,600
ServiceMaster Co. (The)
8.00%, 2/15/20	72	77,580
7.00%, 8/15/20	26	27,885
TransUnion Holding Co., Inc.
8.125%, 6/15/18(9)	115	119,887
United Rentals North America, Inc.
8.375%, 9/15/20	20	21,900
7.625%, 4/15/22	40	45,100
6.125%, 6/15/23	35	37,538

		$656,048

Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21	45	$49,894
4.75%, 12/15/22	35	35,613
CCO Holdings, LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	65	68,087
5.25%, 9/30/22	160	163,000
5.75%, 1/15/24	70	71,750
CSC Holdings, LLC
5.25%, 6/1/24(7)	35	34,738
DISH DBS Corp.
6.75%, 6/1/21	210	235,452
5.875%, 7/15/22	70	74,459
IAC/InterActiveCorp
4.875%, 11/30/18	60	62,550

Security	Principal Amount* (000’s omitted)		Value
Numericable Group SA
4.875%, 5/15/19(7)		400	$406,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		1,000	1,027,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		1,025	1,071,125
6.00%, 4/15/21(7)	GBP	1,050	1,828,137
5.50%, 1/15/25(7)		625	645,312

			$5,774,117

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		25	$26,125
Hexion US Finance Corp.
6.625%, 4/15/20		3,075	3,251,812
Ineos Finance PLC
7.25%, 2/15/19(7)(10)	EUR	1,000	1,364,866
8.375%, 2/15/19(7)		1,950	2,123,062
7.50%, 5/1/20(7)		900	975,375
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	135,688
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		1,935	2,080,125
Tronox Finance, LLC
6.375%, 8/15/20		160	165,600

			$10,122,653

Clothing/Textiles — 0.0%(8)
Levi Strauss & Co.
6.875%, 5/1/22		65	$71,013

			$71,013

Conglomerates — 0.0%(8)
Belden, Inc.
5.50%, 9/1/22(7)		20	$20,850
Harbinger Group, Inc.
7.875%, 7/15/19		65	70,850
Spectrum Brands, Inc.
6.375%, 11/15/20		50	54,000
6.625%, 11/15/22		75	81,563
TMS International Corp.
7.625%, 10/15/21(7)		60	64,200

			$291,463

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)		25	$25,500
6.00%, 6/15/17(7)		35	35,612
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		4,350	4,567,500

Security	Principal Amount* (000’s omitted)	Value
Sealed Air Corp.
8.375%, 9/15/21(7)	10	$11,300

		$4,639,912

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(9)	245	$245,919
Party City Holdings, Inc.
8.875%, 8/1/20	130	143,975

		$389,894

Diversified Financial Services — 0.1%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	45	$45,394
6.00%, 8/1/20	40	42,900
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)	80	86,300
Navient, LLC
5.50%, 1/15/19	160	170,400
6.125%, 3/25/24	50	51,562

		$396,556

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(7)(9)	200	$206,125
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	205	215,250
7.50%, 7/15/21(7)	50	54,688

		$476,063

Ecological Services and Equipment — 0.0%(8)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	55	$58,850
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,625
5.125%, 6/1/21	25	25,500
Covanta Holding Corp.
5.875%, 3/1/24	45	46,800

		$182,775

Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	35	$35,700
8.875%, 1/1/20(7)	260	290,550
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(9)	55	58,987
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	55	57,750
Infor US, Inc.
9.375%, 4/1/19	65	71,744

Security	Principal Amount* (000’s omitted)		Value
Nuance Communications, Inc.
5.375%, 8/15/20(7)		120	$121,200

			$635,931

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,074,375
6.75%, 9/1/16(7)		400	438,500
7.125%, 9/1/18(7)		400	460,000

			$1,972,875

Financial Intermediaries — 1.0%
CIT Group, Inc.
5.50%, 2/15/19(7)		45	$48,684
5.375%, 5/15/20		10	10,863
First Data Corp.
7.375%, 6/15/19(7)		1,000	1,070,000
6.75%, 11/1/20(7)		1,066	1,156,610
11.25%, 1/15/21		42	48,930
10.625%, 6/15/21		42	48,930
11.75%, 8/15/21		56	65,906
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,427,498
Lender Processing Services, Inc.
5.75%, 4/15/23		80	85,800
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	1,000	1,395,770

			$6,358,991

Food Products — 1.2%
Post Holdings, Inc.
6.75%, 12/1/21(7)		30	$30,637
6.00%, 12/15/22(7)		35	34,519
Stretford 79 PLC
4.807%, 7/15/20(7)(10)	GBP	4,000	6,607,399
6.25%, 7/15/21(7)	GBP	450	747,068

			$7,419,623

Food Service — 0.0%(8)
Darling Ingredients, Inc.
5.375%, 1/15/22(7)		40	$41,650
Pinnacle Operating Corp.
9.00%, 11/15/20(7)		40	43,600

			$85,250

Food/Drug Retailers — 0.0%(8)
Pantry, Inc. (The)
8.375%, 8/1/20		75	$80,625

			$80,625

Security	Principal Amount* (000’s omitted)	Value
Health Care — 1.0%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	$4,225
Alere, Inc.
8.625%, 10/1/18	45	47,363
6.50%, 6/15/20	35	35,569
Amsurg Corp.
5.625%, 11/30/20	50	51,625
5.625%, 7/15/22(7)	45	46,238
Biomet, Inc.
6.50%, 8/1/20	175	188,781
Capsugel SA
7.00%, 5/15/19(7)(9)	25	25,609
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,548,912
7.125%, 7/15/20	130	140,887
6.875%, 2/1/22(7)	110	117,425
HCA Holdings, Inc.
6.25%, 2/15/21	90	98,100
HCA, Inc.
6.50%, 2/15/20	20	22,425
4.75%, 5/1/23	1,200	1,213,500
Hologic, Inc.
6.25%, 8/1/20	265	280,900
INC Research, LLC
11.50%, 7/15/19(7)	95	106,875
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	55,938
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)	235	246,456
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	70	74,112
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)	60	65,250
Teleflex, Inc.
5.25%, 6/15/24(7)	20	20,425
Tenet Healthcare Corp.
5.00%, 3/1/19(7)	25	25,375
6.00%, 10/1/20	55	59,813
4.375%, 10/1/21	675	673,312
8.125%, 4/1/22	105	121,144
United Surgical Partners International, Inc.
9.00%, 4/1/20	65	71,338
VWR Funding, Inc.
7.25%, 9/15/17	95	100,581
WellCare Health Plans, Inc.
5.75%, 11/15/20	95	98,919

		$6,541,097

Security	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	$43,500

			$43,500

Homebuilders/Real Estate — 0.0%(8)
Weyerhaeuser Real Estate Co.
4.375%, 6/15/19(7)		45	$44,944
5.875%, 6/15/24(7)		50	51,187

			$96,131

Industrial Equipment — 0.0%(8)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)		25	$26,500
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		87	64,426
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	43,100
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(9)		10	10,725

			$144,751

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		60	$64,200
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		1,175	1,263,125
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(9)		45	45,731
Towergate Finance PLC
6.06%, 2/15/18(7)(10)	GBP	700	1,112,716
USI, Inc.
7.75%, 1/15/21(7)		115	119,025

			$2,604,797

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		35	$38,587
National CineMedia, LLC
6.00%, 4/15/22		835	872,575
NCL Corp., Ltd.
5.00%, 2/15/18		30	30,825
Regal Entertainment Group
5.75%, 3/15/22		35	36,050
Royal Caribbean Cruises
7.25%, 6/15/16		25	27,313
7.25%, 3/15/18		50	57,500
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		75	81,375
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		100	111,000

			$1,255,225

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(7)	535	$224,700
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	2,375	1,923,750
9.00%, 2/15/20	610	492,194
9.00%, 2/15/20	1,300	1,046,500
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	105	110,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	110	116,806
MGM Resorts International
6.625%, 12/15/21	90	100,575
7.75%, 3/15/22	30	35,175
Penn National Gaming, Inc.
5.875%, 11/1/21	45	43,313
Station Casinos, LLC
7.50%, 3/1/21	85	92,225
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	345	205,275
Waterford Gaming, LLC
8.625%, 9/15/14(3)(7)	143	44,111

		$4,434,874

Mining, Steel, Iron and Nonprecious Metals — 0.0%(8)
ArcelorMittal
6.75%, 2/25/22	25	$28,030
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	124,500
IAMGOLD Corp.
6.75%, 10/1/20(7)	75	68,625
Imperial Metals Corp.
7.00%, 3/15/19(7)	30	28,425
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(7)	40	39,900

		$289,480

Nonferrous Metals/Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(7)	15	$14,513
CONSOL Energy, Inc.
5.875%, 4/15/22(7)	95	99,631
Kissner Milling Co., Ltd.
7.25%, 6/1/19(7)	90	93,037
New Gold, Inc.
7.00%, 4/15/20(7)	45	48,094
6.25%, 11/15/22(7)	70	73,850
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	35	37,625

		$366,750

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.8%
American Energy-Permian Basin, LLC/AEPB Finance Corp.
7.125%, 11/1/20(7)	20	$19,500
7.375%, 11/1/21(7)	30	29,400
Antero Resources Finance Corp.
6.00%, 12/1/20	15	15,918
5.375%, 11/1/21	85	87,869
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 5/1/22(7)	35	36,138
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	20	19,450
Berry Petroleum Co.
6.375%, 9/15/22	10	10,475
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	73,850
Bristow Group, Inc.
6.25%, 10/15/22	85	89,781
Chesapeake Energy Corp.
7.25%, 12/15/18	90	105,075
3.484%, 4/15/19(10)	65	65,813
6.125%, 2/15/21	120	136,500
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	775	816,333
Concho Resources, Inc.
5.50%, 4/1/23	245	262,762
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	70	72,625
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	145	151,162
Denbury Resources, Inc.
5.50%, 5/1/22	30	30,788
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(7)	95	101,412
Energy Transfer Equity, LP
5.875%, 1/15/24	55	58,369
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	190	201,400
9.375%, 5/1/20	145	164,212
7.75%, 9/1/22	40	45,100
EPL Oil & Gas, Inc.
8.25%, 2/15/18	20	21,300
Gulfport Energy Corp.
7.75%, 11/1/20(7)	60	64,800
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	95	102,125
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	15	15,900
Laredo Petroleum, Inc.
7.375%, 5/1/22	75	82,500
MEG Energy Corp.
6.375%, 1/30/23(7)	105	111,825
Memorial Resource Development Corp.
5.875%, 7/1/22(7)	20	20,350

Security	Principal Amount* (000’s omitted)	Value
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	$149,100
Newfield Exploration Co.
5.625%, 7/1/24	130	143,806
Oasis Petroleum, Inc.
6.875%, 3/15/22	85	93,288
6.875%, 1/15/23	140	153,300
Plains Exploration & Production Co.
6.875%, 2/15/23	47	54,696
Precision Drilling Corp.
6.50%, 12/15/21	10	10,675
Rice Energy, Inc.
6.25%, 5/1/22(7)	90	92,475
Rosetta Resources, Inc.
5.625%, 5/1/21	60	61,725
5.875%, 6/1/22	85	87,550
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	180,200
5.625%, 4/15/23(7)	100	104,500
5.75%, 5/15/24(7)	125	130,156
Sabine Pass LNG, LP
6.50%, 11/1/20	105	111,956
Samson Investment Co.
9.75%, 2/15/20	70	71,750
SandRidge Energy, Inc.
8.125%, 10/15/22	5	5,338
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	120	132,600
Seventy Seven Energy, Inc.
6.50%, 7/15/22(7)	20	20,700
SM Energy Co.
6.50%, 1/1/23	85	92,650
Tesoro Corp.
5.375%, 10/1/22	90	92,475
Triangle USA Petroleum Corp.
6.75%, 7/15/22(7)	30	30,825
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	15	15,506

		$4,848,003

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	650	$669,500
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	120	136,200
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)(9)	55	54,244
RR Donnelley & Sons Co.
6.00%, 4/1/24	15	15,075

		$875,019

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$989,929
11.25%, 3/1/21	60	66,825

Security	Principal Amount* (000’s omitted)	Value
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$53,500
Series B, 6.50%, 11/15/22	100	107,500
Crown Media Holdings, Inc.
10.50%, 7/15/19	115	128,656
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	25	26,188
6.00%, 7/15/24(7)	95	99,037
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	72,450
Univision Communications, Inc.
6.75%, 9/15/22(7)	837	922,792

		$2,466,877

Retailers (Except Food and Drug) — 0.2%
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	140	$146,650
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	75	75,187
Hot Topic, Inc.
9.25%, 6/15/21(7)	150	165,000
L Brands, Inc.
5.625%, 10/15/23	5	5,413
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(7)	95	99,987
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(9)	97	99,667
Michaels Stores, Inc.
5.875%, 12/15/20(7)	65	66,008
Neiman Marcus Group, Ltd., Inc.
8.75%, 10/15/21(7)(9)	40	43,700
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(9)	115	117,300
Petco Holdings, Inc.
8.50%, 10/15/17(7)(9)	215	221,181
Radio Systems Corp.
8.375%, 11/1/19(7)	65	71,744
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	130	137,800

		$1,249,637

Software and Services — 0.0%(8)
Audatex North America, Inc.
6.00%, 6/15/21(7)	50	$53,250
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(9)	80	81,800
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	70	61,950

		$197,000

Steel — 0.0%(8)
AK Steel Corp.
8.75%, 12/1/18	35	$38,894

		$38,894

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.0%(8)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(7)		25	$26,438
Hertz Corp. (The)
6.25%, 10/15/22		70	73,325
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)		35	35,962
XPO Logistics, Inc.
7.875%, 9/1/19(7)		75	78,375

			$214,100

Telecommunications — 1.0%
Avaya, Inc.
9.00%, 4/1/19(7)		50	$52,125
10.50%, 3/1/21(7)		459	423,318
CenturyLink, Inc.
6.75%, 12/1/23		95	105,509
Frontier Communications Corp.
7.625%, 4/15/24		30	32,025
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,000	1,105,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20		110	117,975
Intelsat Luxembourg SA
7.75%, 6/1/21		160	169,400
8.125%, 6/1/23		120	130,500
NII International Telecom SCA
7.875%, 8/15/19(7)		70	46,550
SBA Communications Corp.
5.625%, 10/1/19		60	63,150
SBA Telecommunications, Inc.
5.75%, 7/15/20		95	100,700
Sprint Communications, Inc.
7.00%, 8/15/20		680	729,300
Sprint Corp.
7.25%, 9/15/21(7)		60	63,750
7.875%, 9/15/23(7)		250	268,750
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,650
6.633%, 4/28/21		50	52,813
6.731%, 4/28/22		35	37,056
6.625%, 4/1/23		50	52,875
6.836%, 4/28/23		15	15,975
Wind Acquisition Finance SA
5.459%, 4/30/19(7)(10)	EUR	550	732,429
6.50%, 4/30/20(7)		525	563,719
4.203%, 7/15/20(7)(10)	EUR	525	694,997
4.75%, 7/15/20(7)		200	201,000
7.375%, 4/23/21(7)		230	243,225
Windstream Corp.
7.75%, 10/1/21		90	98,550
6.375%, 8/1/23		40	40,250

			$6,182,591

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.6%
AES Corp. (The)
5.50%, 3/15/24	30	$30,675
Calpine Corp.
5.375%, 1/15/23	55	55,619
7.875%, 1/15/23(7)	3,057	3,408,555
5.75%, 1/15/25	25	25,281
RJS Power Holdings, LLC
5.125%, 7/15/19(7)	45	45,787

		$3,565,917

Total Corporate Bonds & Notes (identified cost $74,245,061)		$76,723,710

Asset-Backed Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(10)	$600	$586,855
Apidos CDO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(10)	1,000	939,730
Apidos CDO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(10)	1,000	904,532
Babson CLO Ltd., Series 2005-1A, Class C1, 2.184%, 4/15/19(7)(10)	753	755,179
Babson CLO Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(7)(10)	500	492,016
Babson CLO Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(7)(10)	400	390,076
Babson CLO Ltd., Series 2013-IA, Class E, 4.634%, 4/20/25(7)(10)	250	226,369
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(7)(10)	525	523,256
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(7)(10)	525	482,835
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.983%, 7/17/19(7)(10)	750	737,259
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.884%, 4/21/25(7)(10)	2,925	2,838,838
Comstock Funding Ltd., Series 2006-1A, Class D, 4.484%, 5/30/20(7)(10)	692	695,518
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class A3L, 2.934%, 8/15/25(7)(10)	1,500	1,471,045
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B1L, 3.434%, 8/15/25(7)(10)	640	602,265
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B2L, 4.134%, 8/15/25(7)(10)	430	369,898
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(7)(10)	450	439,573
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(7)(10)	500	484,606
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.983%, 7/17/25(7)(10)	1,025	1,007,505
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.583%, 7/17/25(7)(10)	1,025	971,292
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.733%, 7/17/25(7)(10)	1,225	1,097,587
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.475%, 11/8/24(7)(10)	1,750	1,750,663

Total Asset-Backed Securities (identified cost $17,930,195)		$17,766,897

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Worldwide Services, LLC(3)(12)(13)	56	$56,950

		$56,950

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(12)(13)	20,780	$1,127,315

		$1,127,315

Building and Development — 0.0%(8)
Panolam Holdings Co.(3)(13)(14)	280	$254,792

		$254,792

Food Service — 0.0%(8)
Buffets Restaurants Holdings, Inc.(3)(12)(13)	50,495	$302,970

		$302,970

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(12)(13)	37,016	$637,045

		$637,045

Nonferrous Metals/Minerals — 0.0%(8)
Euramax International, Inc.(12)(13)	701	$122,710

		$122,710

Publishing — 0.4%
ION Media Networks, Inc.(3)(12)	4,429	$1,345,973
MediaNews Group, Inc.(12)(13)	29,104	938,606

		$2,284,579

Total Common Stocks (identified cost $1,997,871)		$4,786,361

Preferred Stocks — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte SA(3)(12)(13)	418	$0

Total Preferred Stocks (identified cost $0)		$0

Miscellaneous — 0.0%(8)

Security	Shares	Value
Oil and Gas — 0.0%(8)
SemGroup Corp., Escrow Certificate(13)	605,000	$12,100

Total Miscellaneous (identified cost $0)		$12,100

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(15)	$6,758	$6,757,557

Total Short-Term Investments (identified cost $6,757,557)		$6,757,557

Total Investments — 159.7% (identified cost $1,018,671,504)		$1,017,798,476

Description	Interest (000’s omitted)	Value
Less Unfunded Loan Commitments — (0.2)%		$(1,708,320)

Net Investments — 159.5% (identified cost $1,016,963,184)		$1,016,090,156

Notes Payable — (47.1)%		$(300,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (12.6)%		$(80,000,000)

Other Assets, Less Liabilities — 0.2%		$1,265,230

Net Assets Applicable to Common Shares — 100.0%		$637,355,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $57,913,061 or 9.1% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2014.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2014 was $5,685.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,017,762,566

Gross unrealized appreciation	$10,782,512
Gross unrealized depreciation	(12,454,922)

Net unrealized depreciation	$(1,672,410)

Restricted Securities

At August 31, 2014, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$254,792

Total Restricted Securities			$153,860	$254,792

A summary of open financial instruments at August 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/14	British Pound Sterling 4,450,000	United States Dollar 7,624,657	Goldman Sachs International	$238,549	$—	$238,549
9/30/14	British Pound Sterling 2,996,669	United States Dollar 5,097,049	HSBC Bank USA, N.A.	123,179	—	123,179
9/30/14	Euro 4,804,641	United States Dollar 6,540,197	HSBC Bank USA, N.A.	226,188	—	226,188
9/30/14	Euro 1,853,625	United States Dollar 2,516,070	State Street Bank and Trust Company	80,132	—	80,132
10/31/14	British Pound Sterling 9,987,427	United States Dollar 16,910,262	HSBC Bank USA, N.A.	337,494	—	337,494
10/31/14	Euro 413,563	United States Dollar 555,180	Bank of America, N.A.	11,580	—	11,580
10/31/14	Euro 1,745,625	United States Dollar 2,333,513	Deutsche Bank AG	39,008	—	39,008
10/31/14	Euro 4,668,277	United States Dollar 6,261,350	Goldman Sachs International	125,218	—	125,218
10/31/14	Euro 1,064,250	United States Dollar 1,427,711	JPMorgan Chase Bank, N.A.	28,827	—	28,827
11/28/14	British Pound Sterling 1,949,688	United States Dollar 3,232,534	JPMorgan Chase Bank, N.A.	—	(1,892)	(1,892)
11/28/14	Canadian Dollar 689,105	United States Dollar 633,473	JPMorgan Chase Bank, N.A.	980	—	980
11/28/14	Euro 7,009,742	United States Dollar 9,251,493	Goldman Sachs International	35,657	—	35,657

				$1,246,812	$(1,892)	$1,244,920

At August 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,246,812 and $1,892, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$909,280,735	$762,796	$910,043,531
Corporate Bonds & Notes	—	76,615,173	108,537	76,723,710
Asset-Backed Securities	—	17,766,897	—	17,766,897
Common Stocks	637,045	2,188,631	1,960,685	4,786,361
Preferred Stocks	—	—	0	0
Miscellaneous	—	12,100	—	12,100
Short-Term Investments	—	6,757,557	—	6,757,557
Total Investments	$637,045	$1,012,621,093	$2,832,018	$1,016,090,156
Forward Foreign Currency Exchange Contracts	$—	$1,246,812	$—	$1,246,812
Total	$637,045	$1,013,867,905	$2,832,018	$1,017,336,968

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,892)	$—	$(1,892)
Total	$—	$(1,892)	$—	$(1,892)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2014 is not presented.

At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014